united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23611

James Alpha Funds Trust

(Exact name of registrant as specified in charter)

515 Madison Avenue, 24th Floor, New York, NY 10022

(Address of principal executive offices) (Zip code)

Emile R. Molineaux

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 623-266-4567

Date of fiscal year end: 2/28

Date of reporting period: 8/31/22

Item 1. Reports to Stockholders.

JAMES ALPHA FUNDS TRUST d/b/a EASTERLY FUNDS TRUST

CLASS A, C, I AND R6 SHARES

SEMI-ANNUAL REPORT

August 31, 2022

THIS REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS AND TO OTHERS
WHO HAVE RECEIVED A COPY OF THE PROSPECTUS.

Easterly Snow Small Cap Value Fund

PORTFOLIO REVIEW (Unaudited)

August 31, 2022

The Fund’s performance figures* for each of the periods ended August 31, 2022, compared to its benchmarks:

			Annualized	Annualized	Annualized	Annualized
	6 Month	1 Year Return	5 Year Return	10 Year Return	Since Inception*	Since Inception**
Class I	(9.72)%	(10.10)%	8.61%	8.01%	8.88%	N/A
Class A	(9.85)%	(10.34)%	8.34%	7.74%	8.61%	N/A
Class A with load	(15.03)%	(15.50)%	7.06%	7.11%	8.07%	N/A
Class C	(10.17)%	(10.99)%	7.53%	6.94%	7.81%	N/A
Class R6	(9.72)%	N/A	N/A	N/A	N/A	(12.22)%
Russell 2000® Value Total Return Index(a)	(8.25)%	(10.18)%	6.56%	9.49%	9.16%	(15.21)%

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (833) 999-2636. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated July 1, 2022, is 1.71%, 1.96%, 2.71% and 1.71% for the I, A, C and R6 Classes, respectively.

(a)	The Russell 2000® Value Total Return Index measures the performance of the small-cap segment of the US equity universe. The Russell 2000 is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000 is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set.

*	Inception date for Class I, A and C is November 30, 2010.

**	Inception date for Class R6 is November 4, 2021.

Top 10 Holdings by Industry	% of Net Assets
Banking	18.0%
Oil & Gas Producers	11.2%
Leisure Facilities & Services	10.1%
Semiconductors	8.2%
Insurance	7.9%
Commercial Support Services	6.2%
Technology Hardware	6.0%
Retail - Discretionary	5.6%
Entertainment Content	4.5%
Home & Office Products	3.6%
Other/Cash & Equivalents	18.7%
100.0%

Please refer to the Schedule of Investments for a more detailed breakdown of the Fund’s assets.

Easterly Snow Long/Short Opportunity Fund

PORTFOLIO REVIEW (Unaudited)

August 31, 2022

The Fund’s performance figures* for each of the periods ended August 31, 2022, compared to its benchmarks:

			Annualized	Annualized	Annualized	Annualized
	6 Month	1 Year Return	5 Year Return	10 Year Return	Since Inception*	Since Inception**
Class I	(7.68)%	(2.27)%	7.14%	8.52%	5.69%	N/A
Class A	(7.79)%	(2.51)%	6.87%	8.25%	5.43%	N/A
Class A with load	(13.10)%	(8.13)%	5.61%	7.61%	5.05%	N/A
Class C	(8.15)%	(3.22)%	6.09%	7.46%	4.67%	N/A
Class R6	(7.68)%	N/A	N/A	N/A	N/A	(5.33)%
Russell 3000® Value Total Return Index(a)	(6.72)%	(6.49)%	7.77%	10.44%	6.91%	(8.83)%
70% Russell 3000® Value Total Return/30% ICE BofA Merrill Lynch 3 Month U.S. Treasury Bill Blend Index(b)	(4.47)%	(4.20)%	6.10%	7.66%	5.42%	(5.91)%

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (833) 999-2636. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated July 1, 2022, is 1.29%, 1.51%, 2.28% and 1.29% for the I, A, C and R6 Classes, respectively.

(a)	The Russell 3000® Value Total Return Index measures the performance of the largest 3,000 US companies representing approximately 97% of the investable US equity market. The Russell 3000 Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are included.

(b)	The 70% Russell 3000® Value Total Return/30% ICE BofA Merrill Lynch 3 Month U.S. Treasury Bill Blend Index consists of 70% Russell 3000® Value Total Return Index and 30% ICE BofA Merrill Lynch 3 Month U.S. Treasury Bill Index. The Russell 3000® Value Total Return Index measures the performance of the broad value segment of U.S. equity value universe. It includes those Russell 3000® companies with lower price-to-book ratios and lower forecasted growth values. The ICE BofA Merrill Lynch 3 Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

*	Inception date for Class I, A and C is April 28, 2006.

**	Inception date for Class R6 is November 4, 2021.

Top 10 Holdings by Industry	% of Net Assets
Banking	12.1%
Oil & Gas Producers	9.4%
Insurance	6.3%
Health Care Facilities & Services	5.6%
Biotech & Pharma	5.3%
Semiconductors	3.7%
Apparel & Textile Products	3.5%
Transportation & Logistics	3.5%
Technology Hardware	3.1%
Machinery	3.0%
Other/Cash & Equivalents	44.5%
100.0%

Please refer to the Schedule of Investments for a more detailed breakdown of the Fund’s assets.

EASTERLY SNOW SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 97.8%
	APPAREL & TEXTILE PRODUCTS - 1.0%
2,593	Carter’s, Inc.	$191,493

	AUTOMOTIVE - 3.3%
42,960	Modine Manufacturing Company(a)	643,541

	BANKING - 18.0%
21,521	BankUnited, Inc.	797,352
32,292	First Commonwealth Financial Corporation	435,296
62,701	FNB Corporation	747,396
17,434	OFG Bancorp	474,205
38,140	Old National Bancorp	636,557
26,496	Umpqua Holdings Corporation	470,039
		3,560,845
	BIOTECH & PHARMA - 0.5%
5,870	Collegium Pharmaceutical, Inc.(a)	103,195

	COMMERCIAL SUPPORT SERVICES - 6.2%
15,284	ABM Industries, Inc.	709,177
5,008	AMN Healthcare Services, Inc.(a)	514,021
		1,223,198
	CONSUMER SERVICES - 0.9%
6,835	Matthews International Corporation, Class A	170,943

	ENTERTAINMENT CONTENT - 4.5%
89,784	Lions Gate Entertainment Corporation, Class A(a)	884,372

	HOME & OFFICE PRODUCTS - 3.6%
120,112	ACCO Brands Corporation	712,264

	INDUSTRIAL SUPPORT SERVICES - 0.9%
1,395	WESCO International, Inc.(a)	183,694

	INSURANCE - 7.9%
23,020	American Equity Investment Life Holding Company	874,760

See accompanying notes to financial statements.

EASTERLY SNOW SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 97.8% (Continued)
	INSURANCE - 7.9% (Continued)
37,390	CNO Financial Group, Inc.	$688,350
		1,563,110
	LEISURE FACILITIES & SERVICES - 10.1%
30,348	Bloomin’ Brands, Inc.	613,637
26,344	Brinker International, Inc.(a)	645,691
52,420	Cinemark Holdings, Inc.(a)	738,074
		1,997,402
	MACHINERY - 2.0%
2,500	Hillenbrand, Inc.	104,175
4,005	Kennametal, Inc.	93,877
6,157	Terex Corporation	204,536
		402,588
	MEDICAL EQUIPMENT & DEVICES - 1.3%
30,240	Co-Diagnostics, Inc.(a)	102,211
9,752	Zimvie, Inc.(a)	148,425
		250,636
	METALS & MINING - 0.9%
14,082	Alamos Gold, Inc., Class A	101,250
10,285	Century Aluminum Company(a)	79,400
		180,650
	OIL & GAS PRODUCERS - 11.2%
14,447	Crescent Point Energy Corporation	109,653
32,338	Delek US Holdings, Inc.	913,548
12,326	HF Sinclair Corporation	648,717
73,599	Southwestern Energy Company(a)	551,257
		2,223,175
	RETAIL - DISCRETIONARY - 5.6%
49,658	American Eagle Outfitters, Inc.	559,149
6,137	Kohl’s Corporation	174,413
19,094	Urban Outfitters, Inc.(a)	384,362
		1,117,924
	SEMICONDUCTORS - 8.2%
49,271	Photronics, Inc.(a)	827,753
6,423	Silicon Motion Technology Corporation - ADR	495,278

See accompanying notes to financial statements.

EASTERLY SNOW SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 97.8% (Continued)
	SEMICONDUCTORS - 8.2% (Continued)
15,743	Vishay Intertechnology, Inc.	$309,665
		1,632,696
	SOFTWARE - 0.8%
2,162	Ziff Davis, Inc.(a)	167,079

	STEEL - 3.5%
17,092	Commercial Metals Company	692,397

	TECHNOLOGY HARDWARE - 6.1%
2,870	Lumentum Holdings, Inc.(a)	239,789
14,712	Super Micro Computer, Inc.(a)	957,457
		1,197,246
	TRANSPORTATION & LOGISTICS - 1.3%
2,536	Atlas Air Worldwide Holdings, Inc.(a)	253,397

	TOTAL COMMON STOCKS (Cost $19,600,843)	19,351,845

	TOTAL INVESTMENTS – 97.8% (Cost $19,600,843)	$19,351,845
	LIABILITIES IN EXCESS OF OTHER ASSETS - 2.2%	440,651
	NET ASSETS - 100.0%	$19,792,496

ADR - American Depositary Receipt

(a)	Non-income producing security.

See accompanying notes to financial statements.

EASTERLY SNOW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 83.4%
	AEROSPACE & DEFENSE - 1.2%
2,700	Lockheed Martin Corporation	$1,134,297

	APPAREL & TEXTILE PRODUCTS - 3.5%
27,390	Carter’s, Inc.	2,022,752
22,991	PVH Corporation	1,293,244
		3,315,996
	BANKING - 12.1%
54,787	Bank of America Corporation	1,841,391
23,870	Citigroup, Inc.	1,165,095
13,410	JPMorgan Chase & Company	1,525,119
95,730	Old National Bancorp	1,597,734
44,360	Regions Financial Corporation	961,281
42,450	Truist Financial Corporation	1,988,358
54,855	Wells Fargo & Company	2,397,711
		11,476,689
	BEVERAGES - 1.5%
27,790	Molson Coors Beverage Company, Class B	1,435,909

	BIOTECH & PHARMA - 5.3%
6,154	AbbVie, Inc.	827,467
7,570	Amgen, Inc.	1,819,070
3,704	Biogen, Inc.(a)	723,688
35,330	Pfizer, Inc.	1,597,976
		4,968,201
	CONTAINERS & PACKAGING - 1.0%
22,180	International Paper Company	923,132

	ENTERTAINMENT CONTENT - 1.8%
14,830	Walt Disney Company (The)(a)	1,662,146

	FOOD - 2.6%
31,540	Lamb Weston Holdings, Inc.	2,508,377

See accompanying notes to financial statements.

EASTERLY SNOW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 83.4% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 5.6%
39,805	Cardinal Health, Inc.	$2,815,010
28,350	Centene Corporation(a)	2,544,129
		5,359,139
	HOME CONSTRUCTION - 2.1%
18,365	Mohawk Industries, Inc.(a)	2,026,761

	INDUSTRIAL SUPPORT SERVICES - 2.0%
14,360	WESCO International, Inc.(a)	1,890,925

	INSTITUTIONAL FINANCIAL SERVICES - 2.1%
5,965	Goldman Sachs Group, Inc. (The)	1,984,377

	INSURANCE - 6.3%
27,097	Argo Group International Holdings Ltd.	531,914
91,590	CNO Financial Group, Inc.	1,686,172
29,690	Hartford Financial Services Group, Inc. (The)	1,909,364
27,885	MetLife, Inc.	1,793,842
		5,921,292
	LEISURE FACILITIES & SERVICES - 0.9%
63,210	Norwegian Cruise Line Holdings Ltd.(a)	826,787

	LEISURE PRODUCTS - 1.8%
21,310	Hasbro, Inc.	1,679,654

	MACHINERY - 3.0%
44,875	Hillenbrand, Inc.	1,869,942
28,920	Terex Corporation	960,722
		2,830,664
	MEDICAL EQUIPMENT & DEVICES - 1.4%
12,070	Zimmer Biomet Holdings, Inc.	1,283,282

	METALS & MINING - 2.7%
61,025	Freeport-McMoRan, Inc.	1,806,340

See accompanying notes to financial statements.

EASTERLY SNOW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 83.4% (Continued)
	METALS & MINING - 2.7% (Continued)
12,770	Rio Tinto plc - ADR	$718,823
		2,525,163
	OIL & GAS PRODUCERS - 9.4%
61,268	BP plc - ADR	1,889,505
75,307	Coterra Energy, Inc.	2,327,739
34,420	HF Sinclair Corporation	1,811,525
3,880	Pioneer Natural Resources Company	982,494
59,350	Suncor Energy, Inc.	1,918,192
		8,929,455
	RETAIL - DISCRETIONARY - 1.5%
39,540	American Eagle Outfitters, Inc.	445,220
35,630	Kohl’s Corporation	1,012,605
		1,457,825
	SEMICONDUCTORS - 3.7%
29,300	Intel Corporation	935,256
11,900	Skyworks Solutions, Inc.	1,172,745
70,500	Vishay Intertechnology, Inc.	1,386,735
		3,494,736
	SPECIALTY FINANCE - 0.3%
8,000	Bread Financial Holdings, Inc.	307,440

	STEEL - 1.8%
41,930	Commercial Metals Company	1,698,584

	TECHNOLOGY HARDWARE - 3.1%
19,120	Lumentum Holdings, Inc.(a)	1,597,476
29,030	NCR Corporation(a)	901,382
10,500	Western Digital Corporation(a)	443,730
		2,942,588
	TELECOMMUNICATIONS - 1.0%
92,610	Lumen Technologies, Inc.	922,396

	TRANSPORTATION & LOGISTICS - 3.5%
46,560	Southwest Airlines Company(a)	1,708,751

See accompanying notes to financial statements.

EASTERLY SNOW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 83.4% (Continued)
	TRANSPORTATION & LOGISTICS - 3.5% (Continued)
8,370	United Parcel Service, Inc., Class B	$1,628,049
		3,336,800
	TRANSPORTATION EQUIPMENT - 2.2%
23,350	PACCAR, Inc.	2,043,359

	TOTAL COMMON STOCKS (Cost $71,535,488)	78,885,974

Contracts(b)		Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	EQUITY OPTIONS PURCHASED - 0.1%
	CALL OPTIONS PURCHASED - 0.1%
225	American Eagle Outfitters, Inc.	JEF	11/18/2022	$16	$360,000	$3,938
20	Biogen, Inc.	JEF	10/21/2022	215	430,000	30,240
160	Citigroup, Inc.	JEF	10/21/2022	55	880,000	8,800
150	NCR Corporation	JEF	10/21/2022	35	525,000	22,500
	TOTAL CALL OPTIONS PURCHASED (Cost - $161,361)					65,478

	PUT OPTIONS PURCHASED - 0.0%(c)
12	SPDR S&P 500 ETF Trust	JEF	06/16/2023	$380	$456,000	$29,400
	TOTAL PUT OPTIONS PURCHASED (Cost - $25,190)

	TOTAL EQUITY OPTIONS PURCHASED (Cost - $186,551)					94,878

	TOTAL INVESTMENTS – 83.5% (Cost $71,722,039)					$78,980,852
	CALL OPTIONS WRITTEN – (0.1)% (Proceeds - $67,336)					(54,891)
	PUT OPTIONS WRITTEN - (0.7)% (Proceeds - $695,838)					(642,841)
	LIABILITIES IN EXCESS OF OTHER ASSETS – 17.3%					16,330,451
	NET ASSETS - 100.0%					$94,613,571

See accompanying notes to financial statements.

EASTERLY SNOW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Contracts(b)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN EQUITY OPTIONS - (0.8)%
	CALL OPTIONS WRITTEN- (0.1)%
56	Centene Corporation	JEF	12/16/2022	$90	$504,000	$36,400
11	SPDR S&P 500 ETF Trust	JEF	06/16/2023	435	478,500	18,491
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $67,336)					54,891

	PUT OPTIONS WRITTEN - (0.7)%
450	American Eagle Outfitters, Inc.	JEF	11/18/2022	$14	$630,000	$146,250
152	Bank of America Corporation	JEF	11/18/2022	33	501,600	27,208
100	Bread Financial Holdings, Inc.	JEF	09/16/2022	50	500,000	118,000
145	Cheesecake Factory, Inc. (The)	JEF	10/21/2022	35	507,500	79,750
14	Citigroup, Inc.	JEF	09/16/2022	58	80,500	11,690
160	Citigroup, Inc.	JEF	10/21/2022	48	760,000	29,120
25	Intel Corporation	JEF	10/21/2022	43	106,250	26,000
350	NCR Corporation	JEF	10/21/2022	28	980,000	48,125
120	PVH Corporation	JEF	12/16/2022	65	780,000	118,800
32	Target Corporation	JEF	10/21/2022	155	496,000	18,944
30	United Parcel Service, Inc.	JEF	10/21/2022	170	510,000	4,320
48	Walt Disney Company (The)	JEF	10/21/2022	105	504,000	12,384
45	WESCO International, Inc.	JEF	09/16/2022	110	495,000	2,250
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $695,838)					642,841

	TOTAL EQUITY OPTIONS WRITTEN (Proceeds - $763,174)					$697,732

Shares
	EXCHANGE-TRADED FUNDS — (7.5)%
	EQUITY - (7.5)%
(1,300)	Invesco QQQ Trust Series 1					$(389,051)
(17,780)	iShares Russell 1000 ETF, EQUITY					(3,881,552)
(7,980)	iShares Russell 3000 ETF					(1,828,298)
(2,540)	SPDR S&P 500 ETF Trust					(1,003,757)
	TOTAL SECURITIES SOLD SHORT - (Proceeds - $7,604,241)					(7,102,658)

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

JEF - Jefferies

LTD - Limited Company

PLC - Public Limited Company

SPDR - Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

(c)	Percentage rounds to less than 0.1%.

See accompanying notes to financial statements.

EASTERLY FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
August 31, 2022

	Easterly Snow		Easterly Snow
	Small Cap Value		Long/Short
	Fund		Opportunity Fund
Assets:
Total Investments, at cost	$19,600,843		$71,722,039
Total Investments, at value	$19,351,845		$78,980,852
Cash	542,181		16,269,086
Deposit at Broker	—		7,550,122
Receivable for fund shares sold	2,803		221
Interest and dividends receivable	25,575		317,229
Prepaid expenses and other assets	65,507		68,303
Total Assets	19,987,911		103,185,813

Liabilities:
Options Written (premiums received $0 and $763,174)	—		697,732
Securities sold short (proceeds $0 and $7,604,241)	—		7,102,658
Payable for securities purchased	158,719		654,535
Administration fees payable	10,617		13,625
Payable to manager	3,060		55,630
Trustee fees payable	480		3,536
Payable for distribution (12b-1) fees	8,715		32,478
Accrued expenses and other liabilities	13,824		12,048
Total Liabilities	195,415		8,572,242

Net Assets	$19,792,496		$94,613,571

Net Assets:
Paid in capital	$22,742,853		$81,241,202
Accumulated earnings (loss)	(2,950,357)		13,372,369
Net Assets	$19,792,496		$94,613,571

Net Asset Value Per Share
Class A
Net Assets	$8,858,309		$47,719,979
Shares of beneficial interest outstanding	208,076		1,549,990
Net asset value	$42.57		$30.79
Offering price per share (maximum sales charge of 5.75%)	$45.17		$32.67

Class C
Net Assets	$1,414,090		$2,815,467
Shares of beneficial interest outstanding	36,466		97,555
Net asset value/offering price per share (b)	$38.78		$28.86

Class I
Net Assets	$9,520,053		$44,078,091
Shares of beneficial interest outstanding	217,117		1,416,022
Net asset value/offering/redemption price per share	$43.85		$31.13

Class R6
Net Assets	$44		$34
Shares of beneficial interest outstanding	$1		$1
Net asset value/offering/redemption price per share	$43.85	(a)	$31.12	(a)

(a)	Doesn’t recalculate due to rounding.

(b)	A contingent deferred sales charge (“CDSC”) of 1.00% may be charged on shares held less than 12 months.

See accompanying notes to financial statements.

EASTERLY FUNDS
STATEMENTS OF OPERATIONS (Unaudited)
For Six Months Ended August 31, 2022

	Easterly Snow	Easterly Snow
	Small Cap Value	Long/Short
	Fund	Opportunity Fund
Investment Income:
Dividend income	$192,516	$1,269,452
Interest income	878	47,804
Less: Foreign withholding taxes	(1,555)	(6,998)
Total Investment Income	191,839	1,310,258

Operating Expenses:
Management fees	97,493	395,423
Distribution (12b-1) fees
Class A Shares	11,504	62,273
Class C Shares	7,304	14,791
Dividend expenses	—	52,773
Registration fees	12,602	25,206
Administration fees	9,076	26,815
Transfer Agent fees	14,135	14,329
Shareholder servicing fees	6,324	20,769
Printing and postage expenses	8,665	15,123
Legal fees	10,818	11,466
Custodian fees	9,075	9,938
Interest expenses	79	18,606
Audit fees	8,102	10,117
Trustees’ fees	6,554	6,554
Compliance officer fees	3,277	3,277
Miscellaneous expenses	1,704	1,704
Total Operating Expenses	206,712	689,164

Less: Expenses waived	(59,632)	(29,316)
Total Waivers	(59,632)	(29,316)

Net Operating Expenses	147,080	659,848

Net Investment Income	44,759	650,410

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investments and Foreign currency transactions	(1,002,269)	(841,510)
Distribution of realized gain (loss) by underlying
Short Sales	—	(6,505)
Options Purchased	—	100,775
Options Written	—	38,782
Net realized loss	(1,002,269)	(708,458)

Net change in unrealized appreciation (depreciation) on:
Investments and Foreign currency translations	(1,230,542)	(8,718,851)
Short Sales	—	930,925
Options Purchased	—	(71,588)
Options Written	—	(50,985)
Net change in unrealized depreciation	(1,230,542)	(7,910,499)
Net Realized and Unrealized Loss on investments	(2,232,811)	(8,618,957)

Net Decrease in Net Assets Resulting From Operations	$(2,188,052)	$(7,968,547)

See accompanying notes to financial statements.

EASTERLY FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	Easterly Snow Small Cap Value Fund			Easterly Snow Long/Short Opportunity Fund

	Six Months Ended	Year Ended		Six Months Ended	Year Ended
	August 31, 2022	February 28, 2022		August 31, 2022	February 28, 2022
	(Unaudited)			(Unaudited)
Operations:
Net investment income (Loss)	$44,759	$(56,860)		$650,410	$589,507
Net realized gain (loss) on investments	(1,002,269)	4,821,778		$(708,458)	14,628,353
Net change in unrealized depreciation on investments	(1,230,542)	(3,564,127)		$(7,910,499)	(590,563)
Net increase (decrease) in net assets resulting from operations	(2,188,052)	1,200,791		(7,968,547)	14,627,297

Distributions to Shareholders:
Total Distributions:
Class I	—	(20,171)		—	(3,992,414)
Class A	—	(2,011)		—	(4,238,716)
Class C	—	—		—	(257,371)
Class R6	—	(0	) *	—	(4)
Total Dividends and Distributions to Shareholders	—	(22,182)		—	(8,488,505)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class I	945,773	11,692,246		242,651	1,051,605
Class A	20,629	350,691		101,321	3,900,490
Class C	37,750	25,290		1,000	5,283
Class R6	—	50		—	36
Reinvestment of dividends and distributions
Class I	—	14,172		—	3,337,504
Class A	—	364		—	1,227,401
Class C	—	0	*	—	246,223
Class R6	—	—		—	3
Redemption fee proceeds
Class I	—	178		—	—
Class A	—	158		—	—
Class C	—	29		—	—
Class R6	—	—		—	—
Cost of shares redeemed
Class I	(1,146,754)	(9,246,098)		(688,936)	(4,534,815)
Class A	(84,754)	(351,599)		(439,821)	(2,481,431)
Class C	(33,550)	(318,180)		(91,787)	(1,294,586)
Class R6	—	—		—	—
Net increase (decrease) in net assets from share transactions of beneficial interest	(260,906)	2,167,301		(875,572)	1,457,713
Total Increase (Decrease) in Net Assets	(2,448,958)	3,345,910		(8,844,119)	7,596,505

Net Assets:
Beginning of year/period	22,241,454	18,895,544		103,457,690	95,861,185
End of year/period	$19,792,496	$22,241,454		$94,613,571	$103,457,690

Share Activity
Shares sold
Class I	20,439	236,859		7,475	31,233
Class A	475	7,419		3,165	117,447
Class C	993	573		34	160
Class R6	—	1		—	1
Shares Reinvested
Class I	—	287		—	100,740
Class A	—	8		—	37,398
Class C	—	—		—	7,961
Class R6	—	—		—	—
Shares redeemed
Class I	(25,244)	(190,466)		(21,304)	(130,648)
Class A	(1,916)	(7,474)		(13,968)	(72,761)
Class C	(861)	(7,310)		(3,003)	(39,934)
Class R6	—	—		—	—
Net Increase (decrease) in shares of beneficial interest	(6,114)	39,897		(27,601)	51,597

*	Less than $1.00.

See accompanying notes to financial statements.

EASTERLY FUNDS
FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	Easterly Snow Small Cap Value Fund
	Class A
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	August 31,		February 28,	February 28,	February 29,	February 28,	February 28,
	2022		2022	2021	2020	2019	2018
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$47.22		$44.01	$26.39	$31.57	$32.36	$30.61
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.08		(0.14)	0.09	0.01	(0.06)	(0.16)
Net realized and unrealized gain (loss)	(4.73)		3.36	17.53	(5.19)	(0.73)	1.91
Total from investment operations	(4.65)		3.22	17.62	(5.18)	(0.79)	1.75
Dividends and Distributions:
Dividends from net investment income	—		(0.01)	—	—	—	—
Total dividends and distributions	—		(0.01)	—	—	—	—
Redemption Fees	—		0.00 *	—	—	—	0.00 *
Net Asset Value, End of Year/Period	$42.57		$47.22	$44.01	$26.39	$31.57	$32.36
Total Return**	(9.85	)% (6)	7.32%	66.81%	(16.41)%	(2.44)%	5.72%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$8,858		$9,893	$9,223	$10,071	$12,948	$15,236
Ratio of gross operating expenses to average net assets including interest expense (2,3)	2.08	% (7)	2.39%	3.82%	2.41%	2.14%	2.14%
Ratio of net operating expenses to average net assets including interest expense (2,3)	1.50	% (7)	1.50%	1.51%	1.51%	1.50%	1.64%
Ratio of net investment income (loss) before expense reimbursement to average net assets (2,5)	(0.21	)% (7)	(1.18)%	(2.00)%	(0.90)%	(0.83)%	(1.02)%
Ratio of net investment income (loss) after expense reimbursement to average net assets (2,5)	0.37	% (7)	(0.30)%	0.30%	0.02%	(0.19)%	(0.52)%
Portfolio Turnover Rate	21	% (6)	62%	86%	44%	52%	53%

	Easterly Snow Small Cap Value Fund
	Class C
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	August 31,		February 28,	February 28,	February 28,	February 28,	February 28,
	2022		2022	2021	2020	2019	2018
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$43.17		$40.54	$24.48	$29.51	$30.48	$29.05
Income (Loss) from Investment Operations:
Net investment loss (1)	(0.08)		(0.46)	(0.10)	(0.21)	(0.29)	(0.36)
Net realized and unrealized gain (loss)	(4.31)		3.09	16.16	(4.82)	(0.68)	1.79
Total from investment operations	(4.39)		2.63	16.06	(5.03)	(0.97)	1.43
Redemption Fees	—		0.00 *	—	—	—	—
Net Asset Value, End of Year/Period	$38.78		$43.17	$40.54	$24.48	$29.51	$30.48
Total Return**	(10.17	)% (6)	6.49%	65.60%	(17.05)%	(3.18)%	4.92%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$1,414		$1,569	$1,746	$2,695	$4,294	$5,230
Ratio of gross operating expenses to average net assets including interest expense (2,4)	2.83	% (7)	3.08%	4.63%	3.16%	2.89%	2.89%
Ratio of net operating expenses to average net assets including interest expense (2,4)	2.25	% (7)	2.25%	2.26%	2.26%	2.25%	2.39%
Ratio of net investment income (loss) before expense reimbursement to average net assets (2,5)	(0.96	)% (7)	(1.88)%	(2.80)%	(1.64)%	(1.58)%	(1.77)%
Ratio of net investment income (loss) after expense reimbursement to average net assets (2,5)	(0.38	)% (7)	(1.05)%	(0.43)%	(0.73)%	0.94%	(1.27)%
Portfolio Turnover Rate	21	% (6)	62%	86%	44%	52%	53%

*	Less than $0.005 cent per share.

**	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the .

(2)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(3)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.08	% (7)	2.39%	3.80%	2.40%	2.14%	2,12%
Expenses, net waiver and reimbursement	1.50	% (7)	1.50%	1.50%	1.50%	1.50%	1.62%

(4)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.83	% (7)	3.08%	4.62%	3.15%	2.89%	2.87%
Expenses, net waiver and reimbursement	2.25	% (7)	2.25%	2.25%	2.25%	2.25%	2.37%

(5)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Not annualized.

(7)	Annualized for periods less than one year.

See accompanying notes to financial statements.

EASTERLY FUNDS
FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	Easterly Snow Small Cap Value Fund
	Class I
	For the		For the		For the	For the	For the	For the
	Six Months Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	August 31,		February 28,		February 28,	February 29,	February 28,	February 28,
	2022		2022		2021	2020	2019	2018
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$48.57		$45.23		$27.05	$32.28	$33.00	$31.14
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.14		(0.03)		0.15	0.09	0.02	(0.08)
Net realized and unrealized gain (loss)	(4.86)		3.45		18.03	(5.32)	(0.74)	1.94
Total from investment operations	(4.72)		3.42		18.18	(5.23)	(0.72)	1.86
Dividends and Distributions:
Dividends from net investment income	—		(0.08)		—	—	—	—
Distributions from realized gains	—		—		—	—	—	—
Total dividends and distributions	—		(0.08)		—	—	—	—
Redemption Fees *	—		0.00		0.00	0.00	0.00	0.00
Net Asset Value, End of Year/Period	$43.85		$48.57		$45.23	$27.05	$32.28	$33.00
Total Return**	(9.72	)% (6)	7.57%		67.21%	(16.20)%	(2.21)%	6.01%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$9,520		$10,779		$7,926	$7,679	$14,839	$19,220
Ratio of gross operating expenses to average net assets including interest expense (2,3)	1.83	% (7)	2.14%		3.58%	2.16%	1.89%	1.89%
Ratio of net operating expenses to average net assets including interest expense (2,3)	1.25	% (7)	1.25%		1.26%	1.26%	1.25%	1.39%
Ratio of net investment income (loss) before expense reimbursement to average net assets (2,5)	0.04	% (7)	(0.95)%		(1.78)%	(0.63)%	(0.57)%	(0.77)%
Ratio of net investment income (loss) after expense reimbursement to average net assets (2,5)	0.62	% (7)	(0.07)%		0.54%	0.27%	0.07%	(0.27)%
Portfolio Turnover Rate	21	% (6)	62%		86%	44%	52%	53%

	Easterly Snow Small Cap Value Fund
	Class R6***
	For the		For the
	Six Months Ended		Period Ended
	August 31,		February 28,
	2022		2022
	(Unaudited)
Net Asset Value, Beginning of Period	$48.57		$50.04
Income (Loss) from Investment Operations:
Net investment income (1)	0.19		—
Net realized and unrealized loss	(4.91)		(1.39)
Total from investment operations	(4.72)		(1.39)
Dividends and Distributions:
Dividends from return of capital	—		—
Dividends from net investment income	—		(0.08)
Distributions from realized gains	—		—
Total dividends and distributions	—		(0.08)
Redemption Fees	—		—
Net Asset Value, End of Period	$43.85		$48.57
Total Return**	(9.72	)% (6)	(2.77	)% (6)
Ratios and Supplemental Data:
Net assets, end of period (000s)	$0	****	$0	****
Ratio of gross operating expenses to average net assets excluding interest expense (2,4)	1.83	% (7)	2.14	% (7)
Ratio of net operating expenses to average net assets including interest expense (2,4)	1.00	% (7)	1.00	% (7)
Ratio of net investment income (loss) before expense reimbursement to average net assets (2,5)	0.00	% (7)	1.25	% (7)
Ratio of net investment income (loss) after expense reimbursement to average net assets (2,5)	0.84	% (7)	(0.02)	% (7)
Portfolio Turnover Rate	21	% (6)	62	% (6)

*	Less than $0.005 cent per share.

**	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

***	Class R6 commenced operations on November 4, 2021.

****	Less than 1,000.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(3)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	1.83% (7)	2.14% (7)	3.57%	2.15%	1.88%	1.88%

Expenses, net waiver and reimbursement	1.25% (7)	1.25% (7)	1.25%	1.25%	1.25%	1.37%

(4)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	1.83% (7)	2.14% (7)

Expenses, net waiver and reimbursement	1.00% (7)	1.00% (7)

(5)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Not annualized.

(7)	Annualized for periods less than one year.

See accompanying notes to financial statements.

EASTERLY FUNDS
FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	Easterly Snow Long/Short Opportunity Fund
	Class A
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	August 31,		February 28,	February 28,	February 29,	February 28,	February 28,
	2022		2022	2021	2020	2019	2018
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$33.38		$31.48	$25.42	$26.07	$26.95	$26.55
Income (Loss) from Investment Operations:
Net investment income (1)	0.20		0.17	0.16	0.27	0.31	0.32
Net realized and unrealized gain (loss)	(2.79)		4.63	6.32	(0.44)	(0.77)	1.33
Total from investment operations	(2.59)		4.80	6.48	(0.17)	(0.46)	1.65
Dividends and Distributions:
Dividends from net investment income	—		(0.34)	(0.42)	(0.48)	(0.42)	(1.25)
Distributions from realized gains	—		(2.56)	—	—	—	—
Total dividends and distributions	—		(2.90)	(0.42)	(0.48)	(0.42)	(1.25)
Net Asset Value, End of Year/Period	$30.79		$33.38	$31.48	$25.42	$26.07	$26.95
Total Return*	(7.76	)% (6,8)	15.40%	25.71%	(0.85)%	(1.55)%	6.12%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$47,706		$52,102	$46,551	$51,478	$64,079	$72,100
Ratio of gross operating expenses to average net assets including interest expense (2,3)	1.48	% (7)	1.65%	2.04%	1.70%	1.57%	1.58%
Ratio of net operating expenses to average net assets including interest expense (2,3)	1.42	% (7)	1.68%	2.00%	1.70%	1.57%	1.58%
Ratio of net investment income before expense reimbursement to average net assets (2,5)	1.16	% (7)	0.51%	0.59%	0.98%	1.15%	1.18%
Ratio of net investment income (loss) after expense reimbursement to average net assets (2,5)	1.22	% (7)	0.49%	0.63%	0.98%	1.15%	1.18%
Portfolio Turnover Rate	30	% (6)	51%	74%	54%	38%	72%

	Easterly Snow Long/Short Opportunity Fund
	Class C
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	August 31,		February 28,	February 28,	February 29,	February 28,	February 28,
	2022		2022	2021	2020	2019	2018
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$31.41		$29.75	$23.85	$24.36	$25.11	$24.74
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.06		(0.06)	(0.03)	0.07	0.10	0.12
Net realized and unrealized gain (loss)	(2.61)		4.38	5.93	(0.44)	(0.70)	1.22
Total from investment operations	(2.55)		4.32	5.90	(0.37)	(0.60)	1.34
Dividends and Distributions:
Dividends from net investment income	—		(0.10)	—	(0.14)	(0.15)	(0.97)
Distributions from realized gains	—		(2.56)	—	—	—	—
Total dividends and distributions	—		(2.66)	—	(0.14)	(0.15)	(0.97)
Net Asset Value, End of Year/Period	$28.86		$31.41	$29.75	$23.85	$24.36	$25.11
Total Return*	(8.12	)% (6,8)	14.64%	24.74%	(1.58)%	(2.29)%	5.31%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$2,815		$3,158	$3,938	$9,744	$16,735	$20,597
Ratio of gross operating expenses to average net assets including interest expense (2,4)	2.23	% (7)	2.32%	2.79%	2.45%	2.32%	2.33%
Ratio of net operating expenses to average net assets including interest expense (2,4)	2.17	% (7)	2.35%	2.75%	2.45%	2.32%	2.33%
Ratio of net investment income before expense reimbursement to average net assets (2,5)	0.41	% (7)	(0.16)%	(0.18)%	0.25%	0.40%	0.50%
Ratio of net investment income after expense reimbursement to average net assets (2,5)	0.46	% (7)	(0.18)%	(0.14)%	0.25%	0.40%	0.50%
Portfolio Turnover Rate	30	% (6)	51%	74%	54%	38%	72%

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.

(2)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(3)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	1.33	% (7)	1.45%	1.59%	1.41%	1.41%	1.50%
Expenses, net waiver and reimbursement	1.28	% (7)	1.48%	1.55%	1.41%	1.41%	1.50%

(4)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.08	% (7)	2.10%	2.34%	2.16%	2.16%	2.25%
Expenses, net waiver and reimbursement	2.02	% (7)	2.13%	2.30%	2.16%	2.16%	2.25%

(5)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Not annualized.

(7)	Annualized for periods less than one year.

(8)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

EASTERLY FUNDS
FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	Easterly Snow Long/Short Opportunity Fund
	Class I
	For the		For the		For the	For the	For the	For the
	Six Months Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	August 31,		February 28,		February 28,	February 29,	February 28,	February 28,
	2022		2022		2021	2020	2019	2018
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$33.71		$31.76		$25.68	$26.34	$27.24	$26.83
Income (Loss) from Investment Operations:
Net investment income (1)	0.24		0.25		0.22	0.34	0.37	0.38
Net realized and unrealized gain (loss)	(2.82)		4.69		6.39	(0.44)	(0.78)	1.35
Total from investment operations	(2.58)		4.94		6.61	(0.10)	(0.41)	1.73
Dividends and Distributions:
Dividends from net investment income	—		(0.43)		(0.53)	(0.56)	(0.49)	(1.32)
Distributions from realized gains	—		(2.56)		—	—	—	—
Total dividends and distributions	—		(2.99)		(0.53)	(0.56)	(0.49)	(1.32)
Net Asset Value, End of Year/Period	$31.13		$33.71		$31.76	$25.68	$26.34	$27.24
Total Return*	(7.65	)% (5,8)	15.69%		26.00%	(0.60)%	(1.30)%	6.37%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$44,065		$48,198		$45,372	$44,559	$70,730	$96,661
Ratio of gross operating expenses to average net assets including interest expense (2,3)	1.23	% (6)	1.41%		1.79%	1.45%	1.32%	1.33%
Ratio of net operating expenses to average net assets including interest expense (2,3)	1.17	% (6)	1.44%		1.75%	1.45%	1.32%	1.33%
Ratio of net investment income (loss) before expense reimbursement to average net assets (2,7)	1.40	% (6)	0.75%		0.79%	1.24%	1.40%	1.41%
Ratio of net investment income (loss) after expense reimbursement to average net assets (2,7)	1.46	% (6)	0.72%		0.83%	1.24%	1.40%	1.41%
Portfolio Turnover Rate	30	% (5)	51%		74%	54%	38%	72%

	Easterly Snow Long/Short Opportunity
	Fund
	Class R6**
	For the		For the
	Six Months Ended		Period Ended
	August 31,		February 28,
	2022		2022
	(Unaudited)
Net Asset Value, Beginning of Period	$33.71		$35.83
Income (Loss) from Investment Operations:
Net investment income (1)	0.19		0.12
Net realized and unrealized gain	(2.78)		0.75
Total from investment operations	(2.59)		0.87
Dividends and Distributions:
Dividends from net investment income	—		(0.43)
Distributions from realized gains	—		(2.56)
Total dividends and distributions	—		(2.99)
Net Asset Value, End of Period	$31.12		$33.71
Total Return*	(7.68	)% (5)	2.55	% (5)
Ratios and Supplemental Data:
Net assets, end of period (000s)	$0	***	$0	***
Ratio of gross operating expenses to average net assets including interest expense (2,4)	1.23	% (6)	1.41	% (6)
Ratio of net operating expenses to average net assets including interest expense (2,4)	1.17	% (6)	1.23	% (6)
Ratio of net investment income (loss) before expense reimbursement to average net assets (2,7)	1.02	% (6)	1.49	% (6)
Ratio of net investment income after expense reimbursement to average net assets (2,7)	1.07	% (6)	1.05	% (6)
Portfolio Turnover Rate	30	% (5)	51	% (5)

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	R6 commenced operations on November 4, 2021.

***	Less than 1,000.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(3)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	1.09	% (6)	1.18%	1.34%	1.16%	1.16%	1.25%
Expenses, net waiver and reimbursement	1.03	% (6)	1.21%	1.30%	1.16%	1.16%	1.25%

(4)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	1.09	% (6)	1.18	% (6)
Expenses, net waiver and reimbursement	1.00	% (6)	1.00	% (6)

(5)	Not annualized.

(6)	Annualized for periods less than one year.

(7)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

EASTERLY FUNDS
NOTES TO FINANCIAL STATEMENTS
Six Months Ended August 31, 2022 (Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

James Alpha Fund Trust dba Easterly Funds Trust (the “Trust”) was organized on September 21, 2020, as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended, as an open -end management investment company. The Trust currently consists of six series. These financial statements include the following two diversified series:

Fund Name	Investment Objective
Easterly Snow Small Cap Value Fund	Long Term Capital Appreciation
Easterly Snow Long/Short Opportunity Fund	Long Term Capital Appreciation and protection of investment principal

Currently, Easterly Snow Small Cap Value Fund and Easterly Snow Long/Short Opportunity Fund offers Class A, Class C, Class I and Class R6 shares. Class A shares are offered at net asset value plus a maximum sales load of 5.75%. Class C shares are offered subject to a CDSC of 1.00%. Class I and Class R6 shares are offered at net asset value. Each class represents an interest in the same assets of the applicable Fund, and the classes are identical except for differences in their sales charge structures, ongoing services, and distribution charges. Class R6 shares are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.

The following is a summary of significant accounting policies followed by the Funds in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

(a) Valuation of Investments

Investment securities listed on a national securities exchange are valued at the last reported sale price on the valuation date. NASDAQ traded securities are valued at the NASDAQ Official Closing Price (NOCP). If there are no such reported sales, the securities are valued at the mean between current bid and ask. Short-term debt securities having a remaining maturity of sixty days or less may be valued at amortized cost or amortized value, which approximates market value. Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the last bid and ask price. Options not listed on a securities exchange or board of trade for which over- the-counter market quotations are readily available shall be valued at the mean of the current bid and asked prices. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by the Board of Trustees (the “Board”). There is no single standard for determining the fair value of such securities. Rather, in determining the fair value of a security, the board-appointed Fair Valuation Committee shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; and (iii) possible valuation methodologies that could be used to determine the fair value of a security.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other

EASTERLY FUNDS
NOTES TO FINANCIAL STATEMENTS
Six Months Ended August 31, 2022 (Unaudited) (Continued)

characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of August 31, 2022, for the Fund’ assets and liabilities measured at fair value:

Small Cap Value

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$19,351,845	$—	$—	$19,351,845
Total	$19,351,845	$—	$—	$19,351,845

Long/Short Opportunity

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$78,885,974	$—	$—	$78,885,974
Total	$78,885,974	$—	$—	$78,885,974
Asset Derivatives
Put Options Purchased	$—	$94,878	$—	$94,878
Total Assets	$78,885,974	$94,878	$—	$78,980,852
Liability Derivatives
Call Options Written	$—	$54,891	$—	$54,891
Put Options Written	—	642,841	—	642,841
Exchange Traded Funds Sold Short	7,102,658	—	—	7,102,658
Total Liabilities	$7,102,658	$697,732	$—	$7,800,390

There were no level 3 securities held during the period.

*	Refer to the Schedules of Investments for industry or category classifications.

(b) Federal Income Tax

It is each Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be taken in the Funds’ February 28, 2023 year-end tax returns. The Funds identify its major tax jurisdictions as U.S. Federal, Arizona and foreign jurisdictions where the Funds make significant investments. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six months ended August 31, 2022, the Funds did not incur any interest or penalties.

(c) Security Transactions and Other Income

Security transactions are reflected for financial reporting purposes as of the trade date. Dividend income is recognized on the ex- dividend date, and interest income is recognized on an accrual basis including premium amortized and discount accreted. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

EASTERLY FUNDS
NOTES TO FINANCIAL STATEMENTS
Six Months Ended August 31, 2022 (Unaudited) (Continued)

(d) Dividends and Distributions

The following table summarizes each Fund’s intended dividend and capital gain declaration policy:

	Income	Capital
Fund	Dividends	Gains
Easterly Snow Small Cap Value	Annually	Annually
Easterly Snow Long/Short Opportunity	Annually	Annually

Each Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book-tax” differences are either permanent or temporary in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the net asset accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in -surplus or tax return of capital. These reclassifications have no effect on net assets, results from operations or net asset value per share of each Fund.

(e) Allocation of Expenses

Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

(f) Indemnification

The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

(g) Other

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Foreign currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the company’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The spread of COVID-19 has caused volatility, severe market dislocations and liquidity constraints in many markets, including markets for the securities the Funds hold, and may adversely affect the Funds’ investments and operations. The transmission of COVID-19 and efforts to contain its spread have resulted in travel restrictions and disruptions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event and service cancellations or interruptions, disruptions to business operations and supply chains, and a reduction in consumer and business spending, as well as general concern and uncertainty that has negatively affected the economy. These disruptions have led to instability in the

EASTERLY FUNDS
NOTES TO FINANCIAL STATEMENTS
Six Months Ended August 31, 2022 (Unaudited) (Continued)

marketplace and the jobs market. The impact of COVID-19 could adversely affect the economies of many nations or the entire global economy, the financial well-being and performance of individual issuers, borrowers and sectors and the health of the markets generally in potentially significant and unforeseen ways.

2.	MANAGEMENT FEE, ADMINISTRATION FEE AND OTHER TRANSACTIONS WITH AFFILIATES

(a) Easterly Investment Partners LLC acts as investment manager for the Funds pursuant to the terms of a Management Agreement with the Trust, on behalf of the Funds (the “Management Agreement”). Under the terms of the Management Agreement, the Manager manages the investment operations of the Funds in accordance with each Fund’s respective investment policies and restrictions. Each investment sub-advisor is responsible for the day-to-day management of its Fund’s portfolios. Easterly Investment Partners LLC serves the Funds in a supervision capacity with responsibility to monitor the performance of the Funds’ outside service providers, assist in the review of financial statements and other regulatory filings and board meeting materials related to each Fund. The management fees are payable to Easterly Investment Partners LLC monthly by each Fund and are computed daily as shown in the table below.

(b) Pursuant to an operating expense limitation agreement between Easterly Investment Partners LLC and the Funds, Easterly Investment Partners LLC has contractually agreed to waive all or a portion of its advisory fee and/or pay expenses of the Fund so that total annual Fund operating expenses (excluding front-end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) do not exceed the expense limitation shown in the table below, and is based on the Funds’ average daily net assets. This operating expense limitation agreement cannot be terminated during its term. Easterly Investment Partners LLC is permitted to seek reimbursement from the Fund, subject to limitations, for management fees waived and Fund expenses it paid within three (3) years of the end of the fiscal year in which such management fees were waived or expenses paid, as long as the reimbursement does not cause the Fund’s operating expenses to exceed (i) the expense cap in place at the time the fees were waived or the expenses were incurred; or (ii) the current expense cap, whichever is less. The expense limitation agreement will be in effect through November 5, 2023.

							Managament
							Fee Waived/
	Management	Expenses Limitation					Expenses Reimbursed	Management Fee
Fund	Agreement	Cl A	Cl C	Cl I	CL R6	Expires	YTD 8/31/2022	Recaptured
Small Cap Value	0.95%	1.50%	2.25%	1.25%	1.00%	11/5/2023	$59,632	—
Long/Short Opportunity	0.80%	1.55%	2.30%	1.30%	1.00%	11/5/2023	885	—

The following table shows the available waived expenses and expiration date for each Fund subject to potential recovery.

Fund	2/28/2023	2/28/2024	2/28/2025
Small Cap Value	$—	$—	$136,896
Long/Short Opportunity	—	—	—

Expenses waived prior to July 1, 2021 are not recaptured by Easterly Investment Partners LLC.

(c) Ultimus Fund Distributors, LLC (“UFD”) is the Trust’s Distributor. The Trust with respect to the Funds have adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) with respect to the sale and distribution of Class A and C shares of the Funds. The Plan provides that the Fund will pay UFD and other entities, including a broker-dealer affiliate of the Adviser, are paid pursuant to the Plans provided and the expenses borne by the distributor and others in the distribution of Fund shares a fee, which is accrued daily and paid monthly, at the annual rate of 0.25% of the average daily net assets of Class A shares and 1.00% of the average daily net assets of each of the Funds’ Class C shares. The aggregate of such service fee payments will not exceed 0.25% of average daily net assets.

For the six months ended August 31, 2022, UFD received sales charges on sales of the Funds’ Class A and Class C shares.

Fund	Class A	Class C
Small Cap Value	$—	$378
Long/Short Opportunity	7	10

EASTERLY FUNDS
NOTES TO FINANCIAL STATEMENTS
Six Months Ended August 31, 2022 (Unaudited) (Continued)

(d) Ultimus Fund Solutions, LLC (“UFS”), an affiliate of UFD provides administrative, fund accounting and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund: (i) a minimum annual fee or basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses.

In addition, certain affiliates of the Distributor provide services to the Trust as follows:

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Trust on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Certain employees of UFS and NLCS are also officers of the Trust and are not paid any fees directly by the Trust for serving in such capacity. Prior to November 5, 2021, Certain officers of the Funds were employees of Fund Services. A Trustee of the Trust is affiliated with Fund Services and US Bank.

3.	INVESTMENT TRANSACTIONS

(a) For the six months ended August 31, 2022, the cost of purchases and proceeds from sales of investment securities, other than short-term securities, for the Funds were as follows:

Fund	Purchase	Sales
Small Cap Value	$4,258,870	$4,752,942
Long/Short Opportunity	25,781,329	25,685,000

(b) Other Investment Companies or Exchange Traded Funds – The Fund may invest in shares of other investment companies, including money market mutual funds, other mutual funds or exchange traded funds (“ETFs”). An ETF generally is an open-end investment company, unit investment trust or a portfolio of securities deposited with a depository in exchange for depository receipts. ETFs provide investors the opportunity to buy or sell throughout the day an entire portfolio of securities in a single security. Although index mutual funds are similar to index based ETFs, they are generally sold and redeemed only once per day at market close. The ETFs in which a Fund invests may be subject to liquidity risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the sale of the security at an advantageous time or price. To the extent that the ETFs in which a Fund invests hold securities of companies with smaller market capitalizations or securities with substantial market risk, they will have a greater exposure to liquidity risk. In addition, ETFs are subject to the following risks that do not apply to conventional mutual funds that can be found in “Exchange-Traded Funds” below: (1) the market price of the ETF’s shares may trade at a discount to their net asset value; (2) an active trading market for an ETF’s shares may not develop or be maintained; or (3) trading of an ETF’s shares may be halted if the listing exchange deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. Additionally, ETFs have management fees, which increase their cost. In addition to the advisory and operational fees a Portfolio bears directly in connection with its own operation, the Portfolio also bears its pro rata portion of the advisory and operational expenses incurred indirectly through investments in other investment companies.

(c) Options Contracts – Certain Funds may enter into options contracts. An option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time. Certain options, including options on indices, will require cash settlement by the Fund if the option is exercised.

Premiums paid when put or call options are purchased by the Fund, represent investments, which are marked-to-market daily. When a purchase option expires, the Fund will realize a loss in the amount of the premium paid. When the Fund enters into a closing sales transaction, the Fund will realize a gain or loss depending on whether the proceeds from the closing sales transaction are greater or less than the premium paid for the option. When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security, which the Fund purchases upon exercise, will be increased by the premium originally paid.

EASTERLY FUNDS
NOTES TO FINANCIAL STATEMENTS
Six Months Ended August 31, 2022 (Unaudited) (Continued)

Certain Funds may write covered call options. This means that the Fund will own the security subject to the option or an option to purchase the same underlying security, having an exercise price equal to or less than the exercise price of the covered option, or will establish and maintain with its custodian for the term of the option, an account consisting of cash, U.S. government securities or other liquid securities having a value equal to the fluctuating market value of the securities on which the Fund holds a covered call position.

When a Fund writes a call option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Fund realizes a gain equal to the amount of the premium received. When the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss depending upon whether the cost of the closing transaction is greater or less than the premium originally received, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised the proceeds of the security sold will be increased by the premium originally received.

The liability representing a Fund’s obligation under an exchange traded written option or investment in a purchased option is valued at the last sale price or, in the absence of a sale, the last available bid price.

The Funds may enter into options for hedging purposes. The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a covered call option is that the Fund gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price.

(c) The Easterly Long/Short Opportunity Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked to market to reflect the current value of the short positions. Subsequent fluctuations in the market prices of the securities sold, but not yet purchased, may require purchasing the securities at prices which could differ from the amount reflected in the Statement of Assets and Liabilities. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. Such amounts are recorded on the ex-dividend date as dividend or interest expense. As collateral for its short positions, the Fund is required under the 1940 Act to maintain segregated assets consisting of cash, cash equivalents or liquid securities.

The derivatives are not accounted for as hedging instruments under GAAP. The effect of derivative instruments on the Statements of Assets and Liabilities at August 31, 2022, were as follows:

			Location of derivatives on Statements of	Fair value of asset/liability
Fund	Derivative	Risk Type	Assets and Liabilities	derivatives
Long/Short Opportunity
	Call options purchased	Equity	Investments in securities, at value	$65,478
	Put options purchased	Equity	Investments in securities, at value	29,400
	Call options written	Equity	Options written, at value	(54,891)
	Put options written	Equity	Options written, at value	(642,841)
			Totals	$(602,854)

The effect of derivative instruments on the Statements of Operations for the six months ended August 31, 2022, were as follows:

				Realized and unrealized gain (loss)
Portfolio	Derivative	Location of gain (loss) on derivatives	Risk Type	on derivatives
Long/Short Opportunity
	Option Contracts
		Net realized gain on options purchased	Equity	$100,775
		Net realized gain on options written	Equity	38,752
		Net change in unrealized depreciation on options purchased	Equity	(71,588)
		Net change in unrealized depreciation on options written	Equity	(50,985)
				$16,954

EASTERLY FUNDS
NOTES TO FINANCIAL STATEMENTS
Six Months Ended August 31, 2022 (Unaudited) (Continued)

The average notional value of the derivative instruments for the Easterly Hedged Equity Fund during the six months ended August 31, 2022 was as follows:

Options Purchased	Options Written
$2,423,000	$10,819,575

The Fund is not subject to any Master Netting Arrangements, therefore the Fund did not offset any assets or liabilities.

4.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

	Cost for			Tax Net
	Federal Tax	Unrealized	Unrealized	Unrealized
Portfolio	Purposes	Appreciation	Depreciation	Appreciation/Depreciation
Small Cap Value	$19,794,735	$2,310,784	$(2,753,674)	$(442,890)
Long/Short Opportunity	63,354,624	14,295,380	(6,469,542)	7,825,838

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the years ended February 28, 2022 and February 28, 2021 was as follows:

	For the year ended February 28, 2022:
	Ordinary	Long-Term	Return
Portfolio	Income	Capital Gains	Of Capital	Total
Small Cap Value	$22,068	$—	$114	$22,182
Long/Short Opportunity	3,648,347	4,840,158	—	8,488,505

	For the year ended February 28, 2021:
	Ordinary	Long-Term	Return
Portfolio	Income	Capital Gains	Of Capital	Total
Small Cap Value	$—	$—	$—	$—
Long/Short Opportunity	1,352,961	—	—	1,352,961

As of February 28, 2022, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Small Cap Value	$—	$—	$(24,892)	$(1,525,065)	$—	$787,652	$(762,305)
Long/Short Opportunity	546,098	5,046,423	—	—	—	15,748,395	21,340,916

The difference between book basis and tax basis undistributed net investment income (loss), accumulated net realized gains (losses), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and C-Corporation return of capital distributions.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Easterly Snow Small Cap Value Fund incurred and elected to defer such late year losses of $24,892.

At February 28, 2022, the Funds utilized capital loss carry forwards for federal income tax purposes as follows:

Portfolio	Short-Term	Long-Term	Total	CLCF Utilized
Small Cap Value	$—	$1,525,065	$1,525,065	$4,409,141
Long/Short Opportunity	—	—	—	1,590,983

EASTERLY FUNDS
NOTES TO FINANCIAL STATEMENTS
Six Months Ended August 31, 2022 (Unaudited) (Continued)

Permanent book and tax differences, primarily attributable to the reclassification of Fund distributions, resulted in reclassifications for the Funds for the fiscal year ended February 28, 2022 as follows:

		Accumulated
Portfolio	Paid In Capital	Earnings (Losses)
Small Cap Value	$(32,082)	$32,082
Long/Short Opportunity	17	(17)

6.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund under Section 2(a)(9) of the 1940 Act. As of August 31, 2022, the shareholders that own 25% or more of the voting securities are as follows:

	Small Cap Value
Owner	Opportunity	Long/Short
Merrill Lynch	41.6%	41.1%

7.	RECENT REGULATORY UPDATES

In October 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). Rule 18f- 4 imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treats derivatives as senior securities and requires funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

In December 2020, the Securities and Exchange Commission (“SEC”) adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a -5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Funds will be required to comply with the rules by September 8, 2022. Management is currently assessing the potential impact of the new rules on the Funds’ financial statements.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

EASTERLY FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)

Shareholders of funds will pay ongoing expenses, such as advisory fees, distribution and services fees (12b-1 fees), and other fund expenses. The following examples are intended to help the shareholder understand the ongoing cost (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges (CDSCs) on redemptions.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2022 through August 31, 2022.

Actual Expenses: The first table provides information about actual account values and actual expenses. The shareholder may use the information in this line, together with the amount invested, to estimate the expenses that would be paid over the period. Simply divide account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid” to estimate the expenses paid on the account during the period.

	Beginning Account	Ending Account	Expense Paid	Expense Ratio
Actual Expenses	Value - 03/01/2022	Value - 08/31/2022	03/01/2022-08/31/2022*	[Annualized]
Easterly Snow Small Cap Value - Class A	$1,000.00	$901.50	$7.19	1.50%
Easterly Snow Small Cap Value - Class C	1,000.00	898.30	10.77	2.25%
Easterly Snow Small Cap Value - Class I	1,000.00	902.80	6.00	1.25%
Easterly Snow Small Cap Value - Class R6	1,000.00	902.80	4.80	1.00%
Easterly Snow Long/Short Opportunity - Class A	1,000.00	922.10	6.88	1.42%
Easterly Snow Long/Short Opportunity - Class C	1,000.00	918.50	10.49	2.17%
Easterly Snow Long/Short Opportunity - Class I	1,000.00	923.20	5.67	1.17%
Easterly Snow Long/Short Opportunity - Class R6	1,000.00	923.20	4.85	1.00%

Hypothetical Examples for Comparison Purposes: The second table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid for the period. This information may be used to compare the ongoing costs of investing in the fund and other mutual funds. To do so, a shareholder would compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

	Beginning Account	Ending Account	Expense Paid	Expense Ratio
Hypothetical	Value - 03/01/2022	Value - 08/31/2022	03/01/2022-08/31/2022*	[Annualized]
[5% Return Before Expenses]
Easterly Snow Small Cap Value - Class A	$1,000.00	$1,017.64	$7.63	1.50%
Easterly Snow Small Cap Value - Class C	1,000.00	1,013.86	11.42	2.25%
Easterly Snow Small Cap Value - Class I	1,000.00	1,018.90	6.36	1.25%
Easterly Snow Small Cap Value - Class R6	1,000.00	1,020.16	5.09	1.00%
Easterly Snow Long/Short Opportunity - Class A	1,000.00	1,018.05	7.22	1.42%
Easterly Snow Long/Short Opportunity - Class C	1,000.00	1,014.27	11.02	2.17%
Easterly Snow Long/Short Opportunity - Class I	1,000.00	1,019.31	5.96	1.17%
Easterly Snow Long/Short Opportunity - Class R6	1,000.00	1,020.16	5.09	1.00%

*	Expenses are equal to the Funds annualized expense ratio multiplies by the number of days in the period (184) divided by the number of days in the fiscal year (365)

SUPPLEMENTAL INFORMATION (Unaudited)
August 31, 2022

LIQUIDITY RISK MANAGEMENT PROGRAM

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration, among other factors, each respective Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the fiscal period ended August 31, 2022, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Funds’ investments and determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

PRIVACY NOTICE

JAMES ALPHA FUNDS TRUST dba EASTERLY FUNDS TRUST

March 2021

FACTS	WHAT DOES JAMES ALPHA FUNDS TRUST dba EASTERLY FUNDS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●    Social Security number and wire transfer instructions

●    account transactions and transaction history

●    investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons James Alpha Funds Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:		Does James Alpha Funds Trust dba Easterly Funds Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.		YES	NO
For our marketing purposes - to offer our products and services to you.		YES	YES
For joint marketing with other financial companies.		NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.		NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.		NO	We don’t share
For nonaffiliates to market to you		NO	We don’t share

QUESTIONS?	Call (888) 814-8180

What we do:
How does James Alpha Funds Trust dba Easterly Funds Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does James Alpha Funds Trust dba Easterly Funds Trust collect my personal information?

We collect your personal information, for example, when you

●    open an account or deposit money

●    direct us to buy securities or direct us to sell your securities

●    seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●    sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●    affiliates from using your information to market to you.

●    sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● James Alpha Funds Trust dba Easterly Funds Trust does not share with our affiliates.
Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

●    James Alpha Funds Trust dba Easterly Funds Trust does not share with nonaffiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● James Alpha Funds Trust dba Easterly Funds Trust doesn’t jointly market.

How to Obtain Proxy Voting Information

Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Portfolios use to determine how to vote proxies is available without charge, upon request, by calling 1-888-672-4839 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

EASTERLYSNOW-SAR22

Item 2. Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None.

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certification(s) required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable.

(b) Certification(s) required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The James Alpha Funds Trust

By (Signature and Title)

* /s/ Darrell Crate

Darrell Crate, President and Chief Executive Officer

Date 11/7/22

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

* /s/ Darrell Crate

Darrell Crate, President and Chief Executive Officer

Date 11/7/22

By (Signature and Title)

* /s/ Michael Montague

Michael Montague, Treasurer and Principal Financial Officer

Date 11/7/22

* Print the name and title of each signing officer under his or her signature.